Cover	Aug. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-1144546
Entity Registrant Name	FICAAR, INC.
Entity Central Index Key	0001144546
Entity Tax Identification Number	58-2634747
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	257 Varet Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11206
City Area Code	(212)
Local Phone Number	719-5290
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ficaar, Inc. Common Stock
Trading Symbol	FCAA
Security Exchange Name	NONE
Entity Emerging Growth Company	false